Investments Accounted for Using the Equity Method - Schedule of Change During Year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Change During Year [Abstract]
Beginning of year	$ 481	$ 527
Investment	75	32
Share of loss	(95)	(79)	$ (19)
Foreign currency translation adjustment	73	(7)
End of year	$ 534	$ 481	$ 527